Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	May 31, 2020	May 31, 2019
Cash flows from operating activities:
Net loss	$ (671,101)	$ 283,000	$ (2,665,779)	$ (3,565,272)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in trust account				(403,984)
Depreciation expense	27,135	8,651	57,473	5,298
Amortization expense	66,614	51,406	211,067	85,677
Impairment of cost method investment				150,000
Debt forgiveness income	12,135	(85,238)	(93,761)	(369,206)
Issuance of shares for services	150,095	27,000	161,776	2,170,110
Provision for uncollectible accounts	52,549
Changes in operating assets and liabilities:
Accounts receivable	5,478	(57,074)	(127,653)
Inventory	11,127		(15,787)
Prepaid expenses	(17,087)		(5,588)	3,170
Security deposits		(2,568)	(2,568)	(12,318)
Deferred brokerage fees	4,525		(18,592)
Deferred revenues	(7,414)		123,882
Accounts payable	(10,538)	6,004	123,142
Deferred legal fees				(100,000)
Accrued expenses	185,620	(223,603)	729,902	641,270
Due from related party		(14,108)
Net cash (used in) operating activities	(202,997)	(572,923)	(1,522,486)	(1,395,255)
Cash flows from investing activities:
Cash purchased in acquisition		26,180	26,180	75,930
Lease liability net of lease asset		(776)	(776)	775
Investment at cost				(150,000)
Purchase of property and equipment		(96,506)	(163,472)	(122,529)
Net cash used in investing activities		(71,102)	(138,068)	(195,824)
Cash flows from financing activities:
Proceeds from notes payable	748,150
Repayment of note payable	(201,300)
Proceeds from sale of Private Units			87,700	1,925,000
Proceeds from note payable - related party, net			192,048	12,143
Deferred financing costs	(30,416)		(98,198)
Non-controlling interest of original investment in subsidiaries			24,054
Private placement funds received	25,000	50,000	75,000
Settlement of redeemable common stock				(46,291,685)
Cash held in trust account used to settle common stock redemption obligation				(7,620,432)
Cash in trust				54,648,148
Net cash provided by financing activities	541,434	50,000	280,604	2,673,174
Net change in cash	338,437	(594,025)	(1,379,950)	1,082,095
Cash - beginning of period	160,208	1,540,158	1,540,158	458,063
Cash - end of period	498,645	946,133	160,208	1,540,158
Supplemental Disclosures of Cash Flow Information:
Cash paid for interest	48,800
Cash paid for income taxes
Supplemental Non-Cash Investing and Financing Information:
Common stock issued in franchise repurchase (Merchandise $14,500, FF&E $59,000, customer database $18,500, Goodwill $13,000, restrictive covenant $60,000)	165,000
Common stock issued in connection with acquisition		1,440,000	$ 1,440,000	$ 6,090,000
Common stock issued in connection with settlement of accounts payable	46,000
Common stock issued in connection with previously accrued compensation	$ 629,115